UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05639

Pacholder High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 217-9502

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 through June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

PACHOLDER HIGH YIELD FUND, INC.

Directors and Officers

Dr. Matthew Goldstein

Chairman and Director

John F. Finn

Director

Frankie D. Hughes

Director

Peter C. Marshall

Director

Mary E. Martinez

Director

Marilyn McCoy

Director

Mitchell M. Merin

Director

Dr. Robert A. Oden, Jr.

Director

Marian U. Pardo

Director

Frederick W. Ruebeck

Director

James J. Schonbachler

Director

Brian S. Shlissel

President and Principal Executive Officer

Laura M. Del Prato

Treasurer and Principal Financial Officer

Frank J. Nasta

Secretary

Stephen M. Ungerman

Chief Compliance Officer

Investment Objective

A closed-end fund seeking a high level of total return through current income and capital appreciation by investing primarily in high-yield, fixed income securities of domestic companies.

Investment Advisor

J.P. Morgan Investment Management Inc.

Administrator

J.P. Morgan Investment Management Inc.

Custodian

JPMorgan Chase Bank, N.A.

Transfer Agent

Computershare Trust Company, N.A.

Legal Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Independent Directors’ Counsel

Perkins Coie LLP

Executive Offices

Pacholder High Yield Fund, Inc.

270 Park Avenue

New York, NY 10017

Shareholder Services

(877) 217-9502

Please visit our web site, www.pacholder.com, for information on the Fund’s net asset value, share price, news releases, and Securities and Exchange Commission filings. We created this site to provide stockholders quick and easy access to the most timely information available regarding the Fund.

This report is for the information of stockholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER HIGH YIELD FUND, INC.

SEMI-ANNUAL REPORT

JUNE 30, 2017

(UNAUDITED)

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

PACHOLDER HIGH YIELD FUND, INC.

Fund Performance (Unaudited)

Total Return *	Net Asset Value (NAV) **	Market Price
6 Months #	4.47%	13.47%
1 Year	13.39%	20.00%
5 Year	8.15%	5.28%
10 Year	7.85%	7.95%

Price per share at June 30, 2017	$8.00	$7.96

*	Total returns assume the reinvestment of all dividends and capital gains, if any. Total returns shown are average annual returns unless otherwise noted.
**	The return shown is based on net asset value which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
#	Not Annualized.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments

As of June 30, 2017 (Unaudited)

Description	Shares/Par (000)		Value	Percent of Net Assets*
CONVERTIBLE BOND — 0.0%
CONSUMER DISCRETIONARY — 0.0%
MEDIA — 0.0%
Adelphia Communications Corp., Pfd, 6.000%, 12/31/49[1,4] (Cost $—)	$125		$—	0.0%

CORPORATE BONDS — 0.0%[12]
CONSUMER DISCRETIONARY — 0.0%
AUTOMOBILES — 0.0%
Motors Liquidation Co., 7.750%, 03/15/36[1,4]	55		—	0.0
8.100%, 06/15/24[1,4]	1,725		—	0.0
8.375%, 07/15/33[1,4]	425		—	0.0
VAR, 6.750%, 05/01/28[1,4]	50		—	0.0

			—	0.0

Total Consumer Discretionary			—	0.0

UTILITIES — 0.0%[12]
ELECTRIC UTILITIES — 0.0%[12]
Texas Competitive Electric Holdings Co. LLC, 8.500%, 05/01/20[1,4]	925		2,313	0.0	[12]
8.500%, 05/01/20[1,4]	1,335		3,338	0.0	[12]

			5,651	0.0	[12]

Total Corporate Bonds (Cost $6,074)			5,651	0.0	[12]

Total Fixed Income Investments (Cost $6,074)			5,651	0.0	[12]

PREFERRED STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
AUTOMOBILES — 0.0%
General Motors Co., Pfd, 4.500%, 03/06/32[1]	25		—	0.0
General Motors Co., Pfd, 6.250%, 07/15/33[1]	15		—	0.0
General Motors Co., Pfd, 7.250%, 02/15/52[1]	7		—	0.0
General Motors Co., Pfd, 7.250%, 04/15/41[1]	—	[11]	—	0.0
General Motors Co., Pfd, 7.375%, 05/15/48[1]	10		—	0.0
General Motors Co., Pfd, 7.375%, 10/01/51[1]	—	[11]	—	0.0
AUTOMOBILES (continued)
Motors Liquidation Co., Pfd, 7.250%, 07/15/41[1]	$—	[11]	$—	0.0%

Total Consumer Discretionary			—	0.0

INDUSTRIALS — 0.0%
MACHINERY — 0.0%
Glasstech, Inc., Pfd[1]	—	[11]	—	0.0

Total Preferred Stocks (Cost $—)			—	0.0

COMMON STOCK — 0.0%
INDUSTRIALS — 0.0%
MACHINERY — 0.0%
Glasstech, Inc.[1] (Cost $—)	—	[11]	—	0.0

RIGHTS — 0.0%[12]
UTILITIES — 0.0%[12]
ELECTRIC UTILITIES — 0.0%[12]
Vistra Energy Corp., expiring 12/31/49[1] (Cost $—)	39		44,407	0.0	[12]

Total Equity Investments
(Cost $—)			44,407	0.0	[12]

SHORT-TERM INVESTMENT — 99.7%
INVESTMENT COMPANY — 99.7%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.840%[5,13] (Cost $103,660,707)	103,661		103,660,707	99.7

TOTAL INVESTMENTS
(Cost $103,666,781)			103,710,765	99.7

Assets in Excess of Other Liabilities			292,322	0.3

Net Assets Applicable to Common Stockholders			$104,003,087	100.0%

Co	Company
Pfd	Preferred
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of June 30, 2017.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (concluded)

As of June 30, 2017 (Unaudited)

*	Applicable to common stockholders.
[1]	Non-income producing security.
[4]	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.
[5]	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
[11]	Amount rounds to less than 500.
[12]	Amount rounds to less than 0.05%.
[13]	The rate shown is the current yield as of June 30, 2017.

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2017 (Unaudited)

ASSETS:
Investments in non-affiliates, at value	$50,058
Investments in affiliates, at value	103,660,707

Total investment securities, at value	103,710,765
Cash	296,252
Receivables:
Investment securities sold	423,413
Interest and dividends from non-affiliates	6,194
Dividends from affiliates	62,479
Tax reclaims	11,496

Total Assets	104,510,599

LIABILITIES:
Payables:
Investment securities purchased	95,520
Accrued liabilities:
Investment advisory fees	235,925
Administration fees	11,104
Custodian and accounting fees	9,919
Professional Fees	107,665
Other	47,379

Total Liabilities	507,512

Net Assets applicable to common shareholders	$104,003,087

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Common Stock, $0.01 par value; 49,996,320 shares authorized, 12,996,610 shares issued and outstanding	$129,966
Capital in excess of par	128,725,991
Accumulated undistributed (distributions in excess of) net investment income	(713,693)
Accumulated net realized gains (losses)	(24,183,161)
Net unrealized appreciation (depreciation)	43,984

Total Net Assets applicable to common shareholders	$104,003,087

Net Asset Value per Common Share ($104,003,087/12,996,610)	$8.00
Cost of investments in non-affiliates	$6,074
Cost of investments in affiliates	103,660,707

See Notes to Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME:
Interest income from non-affiliates	$3,491,426
Dividend income from non-affiliates	18,845
Dividend income from affiliates	95,364

Total investment income	3,605,635

EXPENSES:
Investment advisory fees (Note 7)	835,218
Administration fees (Note 7)	70,167
Custodian and accounting fees (Note 7)	39,765
Interest expense to non-affiliates	296,452
Audit fees	58,323
Legal fees	47,305
Directors’ and Chief Compliance Officer’s fees	12,932
Printing and mailing costs	56,567
Transfer agency fees	12,224
Stock exchange listing fees	9,898
Other	30,658

Total expenses	1,469,509

Less fees waived (Note 7)	(10,619)

Net expenses	1,458,890

Net investment income (loss)	2,146,745

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(397,379)
Change in net unrealized appreciation/depreciation on Investments in non-affiliates	2,790,887

Net realized/unrealized gains (losses)	2,393,508

Change in net assets resulting from operations	$4,540,253

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Statements of Changes in Net Assets

For the Periods Indicated

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,146,745	$6,899,993
Net realized gain (loss)	(397,379)	(5,214,091)
Change in net unrealized appreciation/depreciation	2,790,887	15,591,405
Distributions to preferred stockholders from net investment income	—	(71,611)

Net increase/(decrease) in net assets resulting from operations applicable to common stockholders	4,540,253	17,205,696

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(2,664,305)	(7,107,728)
Return of capital	—	(430,305)

Total distributions to common shareholders	(2,664,305)	(7,538,033)

FUND SHARE TRANSACTIONS (NOTE 2):
Net increase resulting from tender and repurchase of Auction Rate Preferred stock (Note 4)	—	1,901,250

Total increase in net assets derived from fund share transactions	—	1,901,250

Total net increase/(decrease) in net assets applicable to common stockholders	1,875,948	11,568,913

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Beginning of period	102,127,139	90,558,226

End of period	$104,003,087	$102,127,139

Accumulated undistributed (distributions in excess of) net investment income	$(713,693)	$(196,133)

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Financial Highlights

(Contained below is per share operating performance data for a share of common stock outstanding, total return performance, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements calculated using average shares outstanding and market price data for the Fund’s shares.)

	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31,
			2016		2015		2014		2013		2012
Net asset value, beginning of period	$7.86		$6.97		$8.18		$8.63		$8.57		$7.86

Net investment income (loss)	0.17		0.53		0.58		0.61		0.67		0.79
Net realized and unrealized gain/(loss) on investments	0.18		0.80		(1.18)		(0.39)		0.15		0.76
Distributions to preferred stockholders from net investment income	—		(0.01)		—	(15)	—	(15)	—	(15)	—	(15)

Net increase/(decrease) in net asset value resulting from operations	0.35		1.32		(0.60)		0.22		0.82		1.55

Distributions to Common Stockholders from:
Net investment income	(0.21)		(0.55)		(0.58)		(0.62)		(0.71)		(0.84)
Return of capital	—		(0.03)		(0.03)		(0.05)		(0.05)		—

Total distributions to common stockholders	(0.21)		(0.58)		(0.61)		(0.67)		(0.76)		(0.84)

Increase resulting from tender and repurchase of Auction Rate Preferred stock (Note 4)	NA		$0.15		NA		NA		NA		NA

Net asset value, end of period	$8.00		$7.86		$6.97		$8.18		$8.63		$8.57

Market value per share, end of period	$7.96		$7.20		$6.07		$7.35		$7.86		$8.87

TOTAL INVESTMENT RETURN:(1)
Based on net asset value per common share(3)(4)(5)	4.47%		22.62	%(13)	(6.97)%		2.80%		10.06%		19.93%
Based on market value per common share(2)(3)	13.47%		29.16%		(9.84)%		1.45%		(3.19)%		9.02%
RATIOS TO AVERAGE NET ASSETS:(6)(7)
Net Expenses (including expenses related to leverage and interest expense)(8)(9)(10)	2.83	%(14)	1.90	%(14)	1.41	%(14)	1.48	%(14)	1.61	%(14)	1.24	%(14)
Applicable to common stockholders only(8)(10)(11)	2.83	%(14)	2.70	%(14)	1.99	%(14)	2.04	%(14)	2.22	%(14)	1.74	%(14)
Net Expenses (prior to expenses related to leverage and interest expense)(8)(9)(10)	2.26	%(14)	1.62	%(14)	1.39	%(14)	1.47	%(14)	1.59	%(14)	1.22	%(14)
Applicable to common stockholders only(8)(10)(11)	2.26	%(14)	2.31	%(14)	1.96	%(14)	2.02	%(14)	2.20	%(14)	1.71	%(14)
Net investment income including interest expense(10)(11)	4.17%		7.11%		7.28%		7.04%		7.79%		9.47%
SUPPLEMENTAL DATA:
Net assets at end of period, net of preferred stock	$104,003,087		$102,127,139		$90,558,226		$106,356,300		$112,198,891		$111,344,440
Portfolio turnover rate(3)	28%		45%		44%		43%		46%		61%
SENIOR SECURITIES:
Number of preferred shares outstanding at end of period	NA		NA		1,720		1,720		1,720		1,720
Total Borrowings outstanding	NA		$41,098,750		NA		NA		NA		NA
Asset coverage per share of preferred stock outstanding at end of period	NA		NA		$77,650	(12)	$86,835	(12)	$90,232	(12)	$89,735	(12)
Involuntary liquidation preference and average market value per share of preferred stock	NA		NA		$25,000		$25,000		$25,000		$25,000

[1]

Total investment return excludes the effects of commissions. Dividends and distributions to common stockholders, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Rights offerings, if any, are assumed, for purposes of this calculation, to be fully subscribed under the terms of the rights offering.

[2]

Assumes an investment at the common share market value at the beginning of the period indicated and sale of all shares at the closing common share market value at the end of the period indicated. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

[3]	Not annualized for periods less than one year.
[4]

Assumes an investment at the common share net asset value at the beginning of the period indicated and sale of all shares at the closing common share net asset value at the end of the period indicated. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

[5]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for common stockholder transactions.

[6]	Ratios do not include the effect of dividends to preferred stock.
[7]	See Note 7 in the Notes to Financial Statements.
[8]	Includes earnings credits and interest expense not attributable to leverage, each of which is less than 0.005%, if applicable or unless otherwise noted.
[9]	Ratios calculated relative to the average net assets of both common and preferred stockholders including proceeds from leverage.

PACHOLDER HIGH YIELD FUND, INC.

Financial Highlights (concluded)

[10]	Annualized for periods less than one year, unless otherwise noted.
[11]	Ratios calculated relative to the average net assets of common stockholders only.
[12]	Calculated by subtracting the Fund’s total liabilities (not including the preferred stock) from the Fund’s total assets, and dividing this by the number of preferred shares outstanding.
[13]

Included in the total return at net asset value is the impact of the tender and repurchase by the Fund of a portion of its ARPS at 95.5% of the ARPS’ per share liquidation preference. Had this  transaction not occurred, the total return at net asset value would have been lowered by 2.34%.

[14]

The Adviser and Administrator voluntarily agreed to waive/reimburse fees during the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, 2013, and 2012.  Without these waivers/reimbursements, the ratios would have been higher by 0.02% for the six months ended June 30, 2017 and less than 0.01% for the years ended December 31, 2016, 2015,  2014, 2013, and 2012.

[15]	Amount rounds to less than $0.005

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited)

1.	ORGANIZATION — Pacholder High Yield Fund, Inc. (the “Fund”) is a closed-end, diversified management investment company with a leveraged capital structure. The Fund’s investment objective is to seek a high level of total return through current income and capital appreciation by investing primarily in high yield, fixed income securities of domestic companies. Under normal circumstances, the Fund invests at least 80% of the value of its assets in high yield debt securities. The Fund invests primarily in high yield fixed income securities of domestic companies. The Fund was incorporated under the laws of the State of Maryland in August 1988.

At its January 23, 2017 meeting, the Fund’s Board of Directors (the “Board”) approved the liquidation and dissolution of the Fund, subject to shareholder approval. A proposed plan of liquidation and dissolution was approved by the Fund’s stockholders at the Fund’s May 10, 2017 annual shareholder meeting.

Effective as of the close of business on July 10, 2017, the Fund closed its share register books and trading of the Fund’ stock on the NYSE MKT was suspended before the market opened on July 11, 2017. The Fund made liquidating distributions to stockholders on July 11, 2017 and August 29, 2017 collectively representing 100% of the Fund’s net assets.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES — The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A.	SECURITY VALUATIONS — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Directors (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

• Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

• Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stock
Industrials	$—	$—	$—	(a)	$—	(a)

Total Common Stock	—	—	—	(a)	—	(a)

Preferred Stocks
Consumer Discretionary	—	—	—	(a)	—	(a)
Industrials	—	—	—	(a)	—	(a)

Total Preferred Stocks	—	—	—	(a)	—	(a)

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Debt Securities
Convertible Bond
Consumer Discretionary	$—	$—	$—	(a)	$—	(a)
Corporate Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)
Utilities	—	—	5,651		5,651

Total Corporate Bonds	—	—	5,651		5,651

Rights
Utilities	—	—	44,407		44,407
Short-Term Investment
Investment Company	103,660,707	—	—		103,660,707

Total Investments in Securities	$103,660,707	$—	$50,058		$103,710,765

(a)	Value is zero.

There were no transfers between levels 1 and 2 during the six months ended June 30, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2016		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2017
Investments in Securities
Asset-Backed Securities	$330,799		$(9,784)	$21,173	$476	$—	$(342,664)	$—	$—	$—
Common Stocks — Consumer Discretionary	26,408		(58,124)	31,995	—	—	(279)	—	—	—
Common Stocks — Financials	14,260		(145,461)	172,521	—	—	(41,320)	—	—	—
Common Stocks — Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks — Materials	—	(a)	(1,199)	1,199	—	—	—	—	—	—
Convertible Bonds — Consumer Discretionary	33,405		(35,885)	2,554	—	2,245	(2,319)	—	—	—	(a)
Corporate Bonds — Consumer Discretionary	48,250		176	1,750	—	—	(50,176)	—	—	—	(a)
Corporate Bonds — Energy	321,326		(1,648)	1,196	528	—	(321,402)	—	—	—
Corporate Bonds — Health Care	280		(2,025,656)	2,025,404	—	—	(28)	—	—	—
Corporate Bonds — Industrials	83,030		(302,611)	342,928	—	—	(123,347)	—	—	—
Corporate Bonds — Materials	980		(188,336)	188,287	—	—	(931)	—	—	—
Corporate Bonds — Utilities	88,256		(4,563)	(77,981)	—	—	(61)	—	—	5,651
Preferred Stocks — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Materials	—	(a)	(90,682)	90,682	—	—	—	—	—	—
Rights — Utilities	—		—	44,407	—	—	—	—	—	44,407
Warrants — Consumer Discretionary	—	(a)	(46)	46	—	—	—	—	—	—

Total	$946,994		$(2,863,819)	$2,846,161	$1,004	$2,245	$(882,527)	$—	$—	$50,058

(a)	Value is zero.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

Transfers between fair value levels are valued utilizing values as of the beginning of the year.

The change in net unrealized appreciation (depreciation) attributable to securities owned at June 30, 2017, which were valued using significant unobservable inputs (level 3) amounted to $(33,574). This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statement of Operations.

B.	FEDERAL TAXES — It is the Fund’s policy to make distributions to stockholders of net investment income and net realized capital gains to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund intends to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code and to distribute to stockholders each year substantially all of its taxable income, if any, including realized gains on investments.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2017, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards prior three fiscal years remains or tax laws and regulations. The Fund’s federal tax returns for the subject to examination by the Internal Revenue Service.

The Fund reserves the right to retain investment company taxable income and/or net capital gains. As such, excise taxes may be recognized and paid on undistributed income and capital gain amounts.

The Fund did not retain any investment company taxable income and/or net capital gains.

The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

C.	SECURITIES TRANSACTIONS AND INVESTMENT INCOME —Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

D.	EXPENSES AND DISTRIBUTIONS — Expenses are accrued as incurred. Dividends to common stockholders are generally declared and paid monthly from net investment income and distributions of net realized capital gains, if any, are paid at least annually. Prior to the Fund redeeming the remaining ARPS on December 22, 2016, dividends to preferred stockholders were accrued daily based on a variable interest rate set at weekly auctions or, in the absence of a successful auction, at a maximum rate as calculated in accordance with the Fund’s Articles Supplementary for Auction Rate Cumulative Preferred Stock and were paid weekly from net investment income. Distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

E.

LOAN ASSIGNMENTS — The Fund may invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Fund invests in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the Lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, the Fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). The Fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM, an indirect, wholly-

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

owned subsidiary of JPMorgan, may wish to invest in publicly traded securities of a Borrower on behalf of its clients, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 11.

3.	COMMON STOCK — At June 30, 2017, there were 49,996,320 shares of common stock with a $0.01 par value authorized and 12,996,610 outstanding. During the six months ended June 30, 2017 and the year ended December 31, 2016, the Fund did not issue any shares of common stock in connection with its dividend reinvestment plan.

4.	PREFERRED STOCK — On June 29, 2001, the Fund issued shares of Series W Auction Rate Cumulative Preferred Stock (“ARPS”) at an offering price of $25,000 per share. On March 11, 2016, the Fund commenced a tender offer for up to 100% of its outstanding ARPS. The Fund offered to purchase the ARPS at 95.5% of the liquidation preference of $25,000 (or $23,875 per share), plus any unpaid accrued dividends through the April 14, 2016 expiration of the offer. The Fund accepted for payment 1,690 ARPS that were tendered and not withdrawn, representing approximately 98.3% of its outstanding ARPS. On December 22, 2016, the Fund redeemed the remaining 30 outstanding ARPS at the liquidation preference of $25,000. Dividends on these shares were paid weekly at an annual rate determined by a weekly auction or, in the absence of a successful auction, at a maximum rate as calculated in accordance with the Fund’s Articles Supplementary for Auction Rate Cumulative Preferred Stock. At June 30, 2017, there were no accrued ARPS dividends.

The weekly auction for the ARPS issued by the Fund failed since February 13, 2008, due to insufficient demand (bids to buy shares) to meet supply (shares offered for sale) at the auction. Based on the rating assigned to the Fund’s ARPS, the maximum rate could have ranged from 150%-275% of the “AA” Financial Composite Commercial Paper Rate as of a given auction date.

5.	BORROWINGS — On April 5, 2016, the Fund entered into a credit agreement with Pershing LLC pursuant to which the Fund may borrow up to an aggregate amount of $50,000,000. Under the terms and conditions provided in the agreement for Pershing LLC to provide financing, the Fund will provide pledged collateral. This agreement is terminable with 180 days’ written notice by the Fund or the counterparty. Loans made under the credit agreement will accrue interest at a rate equal to one-month LIBOR offered rate plus 75 basis points. The average interest rate on the amount borrowed during the period was 1.27%. On April 19, 2016 and December 22, 2016, the Fund borrowed $40,348,750 and $750,000, respectively, to fund the redemption of the ARPS. For the six months ended June 30, 2017, the Fund paid $296,452 in interest, which is included in Interest Expense on the Statement of Operations.

The Fund pays a minimum balance transfer fee to the counterparty at a rate of one month Libor plus 0.60%, on the difference between total amount borrowed and an agreed upon minimum balance. For the six months ended June 30, 2017, the Fund did not pay a minimum balance fee.

The credit agreement contains certain representations and warranties, and notice requirements for the occurrence of specific events such as the occurrence of any event of default, or pending or threatened litigation. The credit agreement requires compliance with certain covenants, including certain minimum margin requirements, retention of the Fund’s net asset value above specified threshold levels, limitations on the incurrence of additional liens and limitations on the ability of the Fund to sell, lease or otherwise transfer all or any substantial part of its assets to any other entity, with certain exceptions. In addition, the Fund is subject to certain limitations and restrictions as a result of borrowing under the credit agreement. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common stockholders.

The credit agreement was terminated on May 15, 2017.

6.	PURCHASES AND SALES OF SECURITIES — Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2017, aggregated $28,002,122 and $170,428,567, respectively. During the six months ended June 30, 2017, there were no purchases or sales of U.S. Government securities.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

7.	TRANSACTIONS WITH INVESTMENT ADVISER, ADMINISTRATOR, ACCOUNTING SERVICES AGENT AND CUSTODIAN — JPMIM serves as investment adviser to the Fund under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, JPMIM is entitled to receive an annual investment advisory fee, computed and paid monthly after the end of each calendar month, at a rate that increases or decreases from a “fulcrum fee” of 0.90% of the Fund’s average net assets over a rolling 12-month period. The increase or decrease is calculated by comparing the total return investment performance of the Fund (net of all fees and expenses, including the advisory fee) for the prior 12-month period (the “Fund Return”) to the percentage change in the Credit Suisse High Yield Index (the “Index”), from January 1, 2017 to June 30, 2017. On September 1, 2016, the Index was renamed from the previous Credit Suisse High Yield Index, Developed Countries Only, Index. The change had no impact on Index performance. The fee rate is 0.90% of the Fund’s average net assets if the performance of the Fund Return equals the Index Return. The fee rate increases or decreases from the 0.90% “fulcrum fee” by 10% of the difference between the Fund Return and the Index Return, up to the maximum fee rate of 1.40% or down to the minimum fee rate of 0.40%. The fee rate is calculated monthly based on the performance of the Fund compared to the Index during the rolling twelve month period. This rate is applied to the average net assets (defined as the total assets of the Fund minus liabilities other than the principal amount of any outstanding senior securities representing indebtedness and the liquidation preference of the ARPS) during the entire 12-month period. The compensation due to the Adviser after the end of each month shall be equal to 1/12th of the amount of the advisory fee calculated as stated above.

Advisory fees for the six months ended June 30, 2017 amounted to $835,218 which calculated to an annualized effective rate of 1.18%. The advisory fee rate calculated for the one month ended June 30, 2017 was a rate of 0.90%. The Fund has an administrative services agreement with JPMIM pursuant to which the Administrator provides administrative services to the Fund. Under the agreement, the Administrator receives from the Fund a fee, accrued at least weekly and paid monthly, at the annual rate of 0.10% of the average weekly net assets of the Fund. At June 30, 2017, accrued administrative fees were $11,104.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

The Fund has a Global Custody and Fund Accounting Agreement (the “Agreement”) with JPMCB. For providing custody services under the Agreement, JPMCB is entitled to a fee from the Fund. For performing these services, the Fund pays JPMCB transaction and asset based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser and Administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund.

The amount of waivers resulting from investments in these money market funds for the six months ended June 30, 2017 was $10,619.

Certain officers of the Fund are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Directors’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Fund adopted a Directors’ Deferred Compensation Plan (the “Plan”) which allows the Independent Directors to defer the receipt of all or a portion of compensation related to performance of their duties as Directors. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

8.	COMPONENTS OF ACCUMULATED EARNINGS (LOSSES) — For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of the investment securities held at June 30, 2017 were as follows:

June 30, 2017
Gross unrealized appreciation on investments	$46,720
Gross unrealized depreciation on investments	(2,736)

Net unrealized appreciation (depreciation) on investments	$43,984

Cost of investments for Federal Tax purposes	$103,666,781

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after December 31, 2010 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2016, the Fund had post-enactment net capital loss carryforwards which are available to offset future realized gains:

Capital Loss Carryforward Character
Short-Term	Long-Term
$1,254,477	$6,154,002

At December 31, 2016, the Fund had the following pre-enactment net capital loss carryforwards expiring during the year indicated, which are available to offset future realized gains:

2017	2018	Total
$14,493,773	$1,551,726	$16,045,499

9.	RESTRICTED SECURITIES — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Fund.

As of June 30, 2017, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A under the Securities Act.

10.	OTHER — The Fund may use related party broker-dealers. For the six months ended June 30, 2017, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

During the six months ended June 30, 2017, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

11.	RISKS, CONCENTRATIONS AND INDEMNIFICATIONS — Under normal circumstances, the Fund invests at least 80% of its assets in high yield debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. These securities involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The ability of the issuers of debt and asset-backed securities, including sub-prime securities, along with counterparties to swap agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed securities, including sub-prime securities, can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

The Fund’s officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (concluded)

inflation rates and general economic conditions. Given that the Federal Reserve has recently raised interest rates and may continue to do so, the Fund may face a heightened level of interest rate risk. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund is subject to risks associated with asset-backed and mortgage-related securities such as collateralized mortgage obligations backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund is subject to the risk that should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems representative of its value, the value of the Fund’s net assets could be adversely affected.

PACHOLDER HIGH YIELD FUND, INC.

Annual Meeting Results (Unaudited)

The Fund held its 2017 annual meeting of shareholders on May 10, 2017, for the purpose of considering and voting upon the following proposals:

The results of voting were as follows (by number of shares):

Proposal 1: For the liquidation of the Fund

In Favor	8,040,525
Against/Withheld	693,028
Abstain	291,586

Proposal 2: For nominees to the Board of Directors

John F. Finn
In favor	10,704,790
Against/Withheld	1,436,140

Dr. Matthew Goldstein
In favor	10,594,246
Against/Withheld	1,546,684

Frankie D. Hughes
In favor	10,714,733
Against/Withheld	1,426,197

Peter C. Marshall
In favor	10,678,029
Against/Withheld	1,462,901

Mary E. Martinez
In favor	10,790,407
Against/Withheld	1,350,523

Marilyn McCoy
In favor	10,807,697
Against/Withheld	1,333,233

Mitchell M. Merin
In favor	10,726,261
Against/Withheld	1,414,669

Dr. Robert A. Oden, Jr.
In favor	10,677,096
Against/Withheld	1,463,834

Marian U. Pardo
In favor	10,793,256
Against/Withheld	1,347,674

Frederick W. Ruebeck
In favor	10,618,740
Against/Withheld	1,522,190

James J. Schonbachler
In favor	10,710,784
Against/Withheld	1,430,146

PACHOLDER HIGH YIELD FUND, INC.

Supplemental Information (Unaudited)

Portfolio Holdings Information

No sooner than 10 days after the end of each month, the Fund’s uncertified complete schedule of its portfolio holdings as well as certain other fund facts and statistical information will be available on our website (www.pacholder.com). In addition, the Fund files its certified, complete schedule of its portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available, without charge, on the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Statement of Additional Information

The Fund does not make available copies of its Statement of Additional Information because the Fund’s shares are not continuously offered, which means that the Statement of Additional Information has not been updated after completion of the Fund’s offerings and the information contained therein may have become outdated.

Proxy Voting

A description of the policies and procedures used by the Fund to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, on the Fund’s website at www.pacholder.com and (ii) on the SEC’s website at www.sec.gov.

Dividend Reinvestment Plan

The Fund’s Dividend Reinvestment Plan (the “Plan”) offers Common Stockholders (“Shareholders”) a convenient way to invest their income dividends and capital gain distributions in additional shares of the Fund’s common stock.

Shareholders who participate in the Plan will have all income dividends and capital gain distributions automatically reinvested by Computershare Investor Services LLC (the “Plan Agent”) pursuant to the Plan. When a dividend is declared, Shareholders who do not participate in the Plan will receive all distributions in cash, paid by check, mailed directly to the Shareholder of record (or if the shares are held in street name or nominee name, then to the nominee) by the Plan Agent, which serves as agent for the Shareholders in administering the Plan. Shareholders who participate in the Plan will receive the equivalent in shares of the Fund valued at the lower of market price or net asset valued as described below. (i) If the shares are trading at net asset value or at a premium above net asset value on the payment date, the Fund will issue new shares at the greater of net asset value or 95% of the current market price. (ii) If the shares are trading at a discount from net asset value on payment date, the Plan Agent will receive the dividend or distribution in cash and apply it to the purchase of the Fund’s shares in the open market, on the NYSE MKT or elsewhere, for the participants’ accounts. If before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share, the average purchase price per share paid by the Plan Agent may exceed the exceed the net asset value of the Fund’s shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. If the purchases have not been made prior to 30 days after the payment date, the Plan Agent may receive the uninvested portion in newly issued shares.

The Plan Agent’s fees for handling the reinvestment of Dividends will be paid by the Fund. There will be no brokerage charge to Shareholders for shares issued directly by the Fund as a result of dividends or distributions payable either in stock or cash. Each Shareholder who participates in the Plan, however will pay pro rate share of brokerage commissions incurred with respect to the Plan Agent’s open-market-purchases in connection with the reinvestment of dividends or distributions.

The automatic reinvestment of income dividends and capital gain distributions will not relieve a Shareholder of any federal, state or local income tax that may be payable on such dividends. Therefore, income and capital gains may still be realized even though Shareholders do not receive cash.

A Shareholder may terminate his/her account under the Plan by notifying the Plan Agent in writing. Upon termination, a shareholder can either receive a certificate for the number of full shares held in the Plan and a check for fractional shares or have shares sold by the Plan Agent and the proceeds sent to the shareholder, less a transaction fee of $15 plus $0.07 per share.

The Fund reserves the right to amend or terminate the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at Computershare Trust Company, N.A. Dividend Reinvestment Services, P.O. Box A3309, Chicago, IL 60690-3309, by calling 888-294-8217 or www.computershare.com.

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ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semiannual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semiannual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable to a semiannual report.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semiannual report

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semiannual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to a semiannual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to a semiannual report.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases covered by this Item during the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel President and Principal Executive Officer September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel President and Principal Executive Officer September 1, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato Treasurer and Principal Financial Officer September 1, 2017